Joint Arrangements - Husky-CNOOC Madura Ltd. (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 735,000,000	$ 1,775,000,000	$ 2,866,000,000
Results of Operations
Revenues	13,301,000,000	19,902,000,000
Expenses	(25,952,000,000)	(21,897,000,000)
Proportionate share of net loss	(10,016,000,000)	(1,370,000,000)
Equity	7,064,000,000	17,296,000,000
Balance Sheets
Current assets	3,130,000,000	4,938,000,000
Non-current assets	16,557,000,000	28,184,000,000
Current liabilities	(2,392,000,000)	(4,636,000,000)
Total Assets	19,687,000,000	33,122,000,000
Carrying amount in balance sheet	457,000,000	1,182,000,000
Deferred income	37,000,000	152,000,000	205,000,000
Deferred income	37,000,000	152,000,000	$ 205,000,000
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 48,000,000	$ 42,000,000
Share of equity investment	40.00%	40.00%
Results of Operations
Revenues	$ 386,000,000	$ 424,000,000
Expenses	(280,000,000)	(267,000,000)
Proportionate share of net loss	$ 106,000,000	$ 157,000,000
Share of equity investment	40.00%	40.00%
Equity	$ 39,000,000	$ 50,000,000
Balance Sheets
Current assets	215,000,000	208,000,000
Non-current assets	1,657,000,000	1,840,000,000
Current liabilities	(77,000,000)	(70,000,000)
Non-current liabilities	(1,160,000,000)	(1,427,000,000)
Total Assets	$ 635,000,000	$ 551,000,000
Proportion Of Net Assets In Joint Venture	40.00%	40.00%
Carrying amount in balance sheet	$ 457,000,000	$ 516,000,000
Deferred income	$ 8	$ 0
Share of equity investment	40.00%	40.00%
Deferred income	$ 8	$ 0